Derivatives - notional amounts (Details) € in Thousands, ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 ILS (₪)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)
Derivatives
Hedging timeline	24 months
Foreign currency swaps EUR - NIS (in EUR)
Derivatives
Notional amount				€ 847
Foreign currency swaps EUR - NIS (in NIS).
Derivatives
Notional amount | ₪					₪ 3,500
Foreign currency swaps NIS - EUR (in EUR)
Derivatives
Notional amount	€ 1,210			3,334
Foreign currency swaps NIS - EUR (in NIS)
Derivatives
Notional amount | ₪		₪ 5,000			₪ 14,000
Foreign currency swaps EUR - USD (in EUR)
Derivatives
Notional amount	€ 4,000			€ 18,000
Foreign Currency Swaps EUR - USD (in USD)
Derivatives
Notional amount | $			$ 4,356			$ 19,787